ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Sep. 30, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable from third-party customers, net

	September 30,	March 31,
	2025	2025
	(Unaudited)
Accounts receivable, third-party customers	$26,921,268	$18,259,749
Less: allowance for doubtful account	(861,117)	(653,470)
Accounts receivable from third-party customers, net	$26,060,151	$17,606,279

Schedule of outstanding gross accounts receivable and subsequent collection by aging bucket

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	September 30, 2025	collection	collection
Less than 6 months	$23,598,869	$5,951,392	25.2%
From 7 to 9 months	2,682,365	1,600,598	59.7%
From 10 to 12 months	18,729	—	0.0%
Over 1 year	621,305	3	0.0%
Total gross accounts receivable	$26,921,268	$7,551,993	28.1%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2025	collection	collection
Less than 6 months	$17,650,236	$12,331,018	69.9%
From 7 to 9 months	18,586	—	0.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	590,927	—	0.0%
Total gross accounts receivable	$18,259,749	$12,331,018	67.5%

Schedule of allowance for doubtful accounts movement

	September 30,	March 31,
	2025	2025
	(Unaudited)
Beginning balance	$653,470	$382,731
Additions	192,977	274,115
Bad debt recovery	—	—
Foreign currency translation adjustments	14,670	(3,376)
Ending balance	$861,117	$653,470